Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 167	SFr 153	SFr 165